Shareholders' equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Jul. 23, 2019 USD ($)	Jul. 23, 2018 USD ($)	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2017 CNY (¥) shares	Mar. 31, 2013 CNY (¥) shares	Mar. 31, 2019 CNY (¥) shares	Jun. 26, 2018 $ / shares
Shareholders' equity
Ordinary shares, shares outstanding			121,551,075		120,824,742	73,003,248		121,551,075
Ordinary shares, shares issued			121,687,974		120,961,641	73,140,147		121,687,974
Number of shares issued in conversion of Notes (in shares)					40,521,494
Number of RSUs fully vested (in shares)					7,300,000
Increase of shares due to fully vested RSUs (in shares)					7,300,000
The percentage of net income that Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou required to transfer to surplus reserve			10.00%	10.00%
The percentage of their respective registered capital that the statutory surplus reserve must reach before Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are not required to transfer their net income			50.00%	50.00%
The percentage of registered capital that must be retained in the statutory surplus reserve balance after conversion into issued capital			25.00%	25.00%
Aggregated transfers made to the statutory surplus reserves by Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou			$ 2,360	¥ 15,841	¥ 16,326	¥ 1,964
Accumulated statutory surplus reserve			$ 23,838		¥ 144,141			¥ 159,982
Purchase of Treasury Stock, shares							7,450,914
Purchase of Treasury Stock | ¥							¥ 131,302
Sale of treasury shares, shares							7,314,015
Treasury stock, shares			136,899		136,899			136,899
Ordinary shares issued as scrip dividend (in shares)			726,333	726,333
Dividend declared (in dollars per share) | $ / shares									$ 0.08
Cash dividend paid			$ 2,708	¥ 18,173
Share repurchase program, amount | $	$ 20,000	$ 20,000
Share repurchase program, period	12 months	12 months